SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Carrying amount	$ 16,107,293	[1]	$ 1,394,969
Additions other than through business combinations, intangible assets other than goodwill	438,228		743,995
Acquisitions through business combinations, intangible assets and goodwill			15,883,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill			(1,084,613)
Increase (decrease) in intangible assets other than goodwill	(876,000)
Amortisation, intangible assets other than goodwill	(2,170,770)		(830,769)
Increase (decrease) through net exchange differences, intangible assets other than goodwill			(355)
Intangible assets other than goodwill at end of period	15,250,751		16,107,293	[1]
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	19,890,664		19,452,436
Adjustment	876,000
Accumulated depreciation	(4,431,300)		(2,260,530)
Impairment	(1,084,613)		(1,084,613)
Carrying amount	15,250,751		19,890,664
Carrying amount			16,107,293
Accumulated depreciation	4,431,300		2,260,530
Gross carrying amount [member] | Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Cost	3,993,719		3,555,491
Adjustment
Accumulated depreciation	(2,510,139)		(1,938,698)
Impairment	(1,084,613)		(1,084,613)
Carrying amount	398,967		3,993,719
Carrying amount			532,180
Accumulated depreciation	2,510,139		1,938,698
Carrying amount	2,470,878		2,811,496
Additions other than through business combinations, intangible assets other than goodwill	438,228		743,995
Acquisitions through business combinations, intangible assets and goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill			(1,084,613)
Increase (decrease) in intangible assets other than goodwill
Amortisation, intangible assets other than goodwill
Increase (decrease) through net exchange differences, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	2,909,106		2,470,878
Gross carrying amount [member] | Trade Names Trademarks And Domain Names [Member]
IfrsStatementLineItems [Line Items]
Cost	6,932,945		6,932,945
Adjustment	700,000
Accumulated depreciation
Impairment
Carrying amount	7,632,945		6,932,945
Carrying amount			6,932,945
Accumulated depreciation
Gross carrying amount [member] | Film library [member]
IfrsStatementLineItems [Line Items]
Cost
Adjustment	4,600,000
Accumulated depreciation	676,470
Impairment
Carrying amount	3,923,530
Carrying amount
Accumulated depreciation	(676,470)
Carrying amount
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill	(4,600,000)
Amortisation, intangible assets other than goodwill	(676,470)
Intangible assets other than goodwill at end of period	3,923,530
Gross carrying amount [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Cost
Adjustment	4,200,000
Accumulated depreciation	1,050,000
Impairment
Carrying amount	3,150,000
Carrying amount
Accumulated depreciation	(1,050,000)
Carrying amount
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill	(4,200,000)
Amortisation, intangible assets other than goodwill	(1,050,000)
Intangible assets other than goodwill at end of period	3,150,000
Gross carrying amount [member] | Customer relationship [member]
IfrsStatementLineItems [Line Items]
Cost	8,964,000		8,964,000
Adjustment	(8,624,000)
Accumulated depreciation	(194,691)		(321,832)
Impairment
Carrying amount	145,309		8,964,000
Carrying amount			8,642,168
Accumulated depreciation	194,691		321,832
Carrying amount	8,642,168
Additions other than through business combinations, intangible assets other than goodwill
Acquisitions through business combinations, intangible assets and goodwill			8,964,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill	8,624,000
Amortisation, intangible assets other than goodwill	127,141		(321,832)
Increase (decrease) through net exchange differences, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	145,309		8,642,168
Gross carrying amount [member] | Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Carrying amount	6,932,945		13,234
Additions other than through business combinations, intangible assets other than goodwill
Acquisitions through business combinations, intangible assets and goodwill			6,919,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill	(700,000)
Amortisation, intangible assets other than goodwill
Increase (decrease) through net exchange differences, intangible assets other than goodwill			(355)
Intangible assets other than goodwill at end of period	7,632,945		6,932,945
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(1,938,698)		(1,429,761)
Additions other than through business combinations, intangible assets other than goodwill
Acquisitions through business combinations, intangible assets and goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill
Amortisation, intangible assets other than goodwill	(571,441)		(508,937)
Increase (decrease) through net exchange differences, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	$ (2,510,139)		$ (1,938,698)

[1]	Restatement details in Note 2